JPMorgan Flexible Income ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Exchange-Traded Funds — 66.5%
United States — 66.5%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	231,052	10,750,850
JPMorgan Equity Premium Income ETF (a)	24,830	1,402,398
JPMorgan Income ETF (a)	12,837	593,069
JPMorgan Nasdaq Equity Premium Income ETF (a)	127,514	7,026,022
Total Exchange-Traded Funds (Cost $20,183,082)		19,772,339
Common Stocks — 29.6%
Australia — 0.6%
AGL Energy Ltd.	2,289	14,265
Atlas Arteria Ltd.	1,211	4,000
Bendigo & Adelaide Bank Ltd.	660	5,171
BHP Group Ltd.	310	7,829
Dexus, REIT	828	3,738
Fortescue Ltd.	207	2,342
Glencore plc	849	3,407
IGO Ltd.	507	1,426
Insignia Financial Ltd. *	1,198	3,451
JB Hi-Fi Ltd.	24	1,710
Magellan Financial Group Ltd.	264	1,795
Metcash Ltd.	2,555	6,379
New Hope Corp. Ltd.	866	2,313
QBE Insurance Group Ltd.	1,597	23,690
Region Group, REIT	1,118	1,673
Rio Tinto Ltd.	201	14,295
Rio Tinto plc	624	37,165
Sonic Healthcare Ltd.	528	9,324
Woodside Energy Group Ltd.	682	11,541
Woolworths Group Ltd.	531	10,720
Yancoal Australia Ltd.	635	2,565
		168,799
Austria — 0.1%
ANDRITZ AG	59	4,106
BAWAG Group AG (b)	26	3,281
Erste Group Bank AG	64	5,852
OMV AG	259	13,191
Strabag SE	20	1,880
		28,310
Belgium — 0.1%
Ageas SA	62	4,216
Anheuser-Busch InBev SA	82	4,714
KBC Group NV	32	3,338
Proximus SADP	545	4,528
Solvay SA	61	1,911
Umicore SA	215	3,398
		22,105

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Canada — 1.7%
Agnico Eagle Mines Ltd.	105	13,035
Bank of Nova Scotia (The)	550	30,600
Barrick Mining Corp.	800	16,888
BCE, Inc.	1,022	23,839
Canadian Natural Resources Ltd.	914	28,932
Enbridge, Inc.	722	32,697
Fortis, Inc.	647	31,659
Great-West Lifeco, Inc.	798	29,965
Hydro One Ltd. (b)	76	2,688
Magna International, Inc.	789	32,355
Nutrien Ltd.	562	33,344
Pembina Pipeline Corp.	785	29,177
Power Corp. of Canada	795	32,039
Restaurant Brands International, Inc.	405	27,481
Suncor Energy, Inc.	774	30,528
TC Energy Corp.	1,277	60,974
Teck Resources Ltd., Class B	25	811
TELUS Corp.	1,543	24,855
Tourmaline Oil Corp.	617	26,259
		508,126
China — 0.0% ^
Lenovo Group Ltd.	6,000	7,693
Wilmar International Ltd.	1,100	2,490
		10,183
Denmark — 0.1%
Danske Bank A/S	803	31,856
Sydbank A/S	46	3,408
		35,264
Finland — 0.5%
Fortum OYJ	261	4,788
Kemira OYJ	179	3,810
Kone OYJ, Class B	105	6,448
Konecranes OYJ	73	6,083
Mandatum OYJ	357	2,422
Nordea Bank Abp	4,394	64,116
Orion OYJ, Class B	267	21,376
UPM-Kymmene OYJ	192	4,976
Valmet OYJ	136	4,907
Wartsila OYJ Abp	505	13,952
		132,878
France — 1.2%
Air Liquide SA	22	4,328
Amundi SA (b)	37	2,734
AXA SA	210	10,199
Ayvens SA (b)	195	2,095
Bouygues SA	98	4,035

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Capgemini SE	51	7,593
Carrefour SA	923	13,228
Cie Generale des Etablissements Michelin SCA	979	34,829
Coface SA	163	3,031
Covivio SA, REIT	117	7,575
Danone SA	159	13,012
Eiffage SA	31	4,161
Engie SA	2,334	52,464
FDJ UNITED (b)	103	3,213
Gaztransport Et Technigaz SA	23	4,326
Klepierre SA, REIT	819	31,263
LVMH Moet Hennessy Louis Vuitton SE	62	33,282
Orange SA	1,061	16,139
Pernod Ricard SA	144	14,799
Rubis SCA	130	4,117
Safran SA	40	13,190
TotalEnergies SE	464	27,592
Unibail-Rodamco-Westfield, REIT	38	3,684
Vallourec SACA	158	2,953
Vinci SA	254	35,283
		349,125
Germany — 1.2%
Allianz SE (Registered)	113	44,655
BASF SE	230	11,272
Bayerische Motoren Werke AG	24	2,283
Bilfinger SE	51	5,487
Commerzbank AG	187	6,819
Continental AG	70	5,979
Deutsche Boerse AG	88	25,466
Deutsche Post AG	120	5,377
Deutsche Telekom AG (Registered)	1,194	42,824
Evonik Industries AG	326	6,474
Freenet AG	143	4,638
Heidelberg Materials AG	39	8,997
HOCHTIEF AG	30	6,537
Mercedes-Benz Group AG	287	16,250
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	115	75,287
RWE AG	129	5,292
SAP SE	94	26,880
Siemens AG (Registered)	171	43,554
Vonovia SE	308	9,559
		353,630
Guatemala — 0.0% ^
Millicom International Cellular SA	110	4,417
Hong Kong — 0.2%
Cathay Pacific Airways Ltd.	2,000	2,973
Hang Lung Properties Ltd.	6,000	6,179

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Henderson Land Development Co. Ltd.	1,000	3,499
Hysan Development Co. Ltd.	1,000	1,990
Man Wah Holdings Ltd.	2,800	1,580
New World Development Co. Ltd. *	1,000	819
Orient Overseas International Ltd.	500	8,996
PCCW Ltd.	2,000	1,433
Power Assets Holdings Ltd.	1,500	9,876
Prudential plc	482	6,115
United Energy Group Ltd.	30,000	2,173
VTech Holdings Ltd.	400	2,964
Yue Yuen Industrial Holdings Ltd.	3,500	5,474
		54,071
Ireland — 0.1%
Accenture plc, Class A	114	30,450
AIB Group plc	556	4,386
Bank of Ireland Group plc	252	3,379
Cairn Homes plc	1,655	4,117
		42,332
Israel — 0.0% ^
Delek Group Ltd.	20	4,062
Plus500 Ltd.	64	2,840
		6,902
Italy — 0.7%
A2A SpA	1,237	3,014
Azimut Holding SpA	99	3,365
Banca Generali SpA	56	3,128
Banca Mediolanum SpA	891	15,716
Banca Monte dei Paschi di Siena SpA	243	2,069
Banco BPM SpA	362	4,617
BPER Banca SpA	446	4,389
Coca-Cola HBC AG	91	4,729
Enel SpA	3,421	30,167
Eni SpA	1,364	23,280
FinecoBank Banca Fineco SpA	147	3,130
Generali	157	5,857
Intesa Sanpaolo SpA	6,056	36,489
Maire SpA	345	4,792
Mediobanca Banca di Credito Finanziario SpA	186	4,095
Poste Italiane SpA (b)	198	4,278
Ryanair Holdings plc	438	12,878
Snam SpA	676	3,918
Technogym SpA (b)	292	4,505
UniCredit SpA	447	32,888
Unipol Assicurazioni SpA	201	4,032
		211,336

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ivory Coast — 0.0% ^
Endeavour Mining plc	171	5,187
Japan — 1.6%
Activia Properties, Inc., REIT	3	2,563
AEON REIT Investment Corp., REIT	4	3,410
Aozora Bank Ltd.	1,000	14,671
Bridgestone Corp.	400	16,180
Canon, Inc.	500	14,201
Chubu Electric Power Co., Inc.	300	3,669
Chugoku Electric Power Co., Inc. (The)	1,000	5,445
Cosmo Energy Holdings Co. Ltd.	100	4,438
Dai Nippon Printing Co. Ltd.	600	9,240
Dai-ichi Life Holdings, Inc.	800	6,330
Electric Power Development Co. Ltd.	700	12,114
ENEOS Holdings, Inc.	1,500	7,873
FANUC Corp.	400	11,135
Frontier Real Estate Investment Corp., REIT	4	2,282
Idemitsu Kosan Co. Ltd.	2,000	12,857
Industrial & Infrastructure Fund Investment Corp., REIT	5	4,091
Inpex Corp.	400	5,696
Isuzu Motors Ltd.	100	1,282
Japan Exchange Group, Inc.	1,200	11,727
Japan Metropolitan Fund Invest, REIT	22	16,001
Japan Post Holdings Co. Ltd.	700	6,482
Japan Tobacco, Inc.	300	8,568
Kansai Electric Power Co., Inc. (The)	300	3,602
KDX Realty Investment Corp., REIT	5	5,373
Kirin Holdings Co. Ltd.	800	10,542
Kobe Steel Ltd.	500	5,494
Kyushu Electric Power Co., Inc.	300	2,660
Kyushu Railway Co.	600	14,510
Lixil Corp.	300	3,476
Matsui Securities Co. Ltd.	200	978
Mazda Motor Corp.	300	1,799
Mitsubishi Chemical Group Corp.	1,800	9,804
Mitsubishi UFJ Financial Group, Inc.	1,600	22,052
Nippon Building Fund, Inc., REIT	1	917
Nippon Shokubai Co. Ltd.	200	2,274
Nippon Steel Corp.	800	15,406
Nomura Holdings, Inc.	700	4,624
Ono Pharmaceutical Co. Ltd.	100	1,118
Pola Orbis Holdings, Inc.	200	1,688
Sekisui House REIT, Inc., REIT	5	2,597
Shin-Etsu Chemical Co. Ltd.	1,100	31,655
SoftBank Corp.	14,600	21,095
Sony Group Corp.	700	16,837
Sumitomo Rubber Industries Ltd.	200	2,286
Suzuki Motor Corp.	1,500	16,481
Takeda Pharmaceutical Co. Ltd.	600	16,482

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Tokio Marine Holdings, Inc.	600	24,092
Tokyo Electron Ltd.	200	31,796
Toyo Tire Corp.	200	4,236
United Urban Investment Corp., REIT	9	9,882
		464,011
Netherlands — 0.5%
ABN AMRO Bank NV, CVA (b)	497	14,368
ASML Holding NV	51	35,347
ASR Nederland NV	63	4,185
BE Semiconductor Industries NV	86	11,620
Heineken NV	128	10,047
ING Groep NV	331	7,714
Koninklijke Ahold Delhaize NV	199	7,860
Koninklijke BAM Groep NV	722	6,303
Koninklijke Heijmans N.V., CVA	90	5,736
Koninklijke KPN NV	4,749	21,216
NN Group NV	76	5,118
NXP Semiconductors NV	62	13,254
OCI NV	575	4,789
Randstad NV	99	4,705
SBM Offshore NV	231	6,024
		158,286
New Zealand — 0.0% ^
Spark New Zealand Ltd.	2,964	4,243
Norway — 0.4%
Aker BP ASA	507	12,197
Aker Solutions ASA	1,162	3,437
DNB Bank ASA	177	4,478
DOF Group ASA	433	3,965
Equinor ASA	1,236	31,750
Gjensidige Forsikring ASA	98	2,578
Norsk Hydro ASA	906	5,370
Orkla ASA	226	2,376
Salmar ASA	88	3,575
Telenor ASA	1,993	30,574
Var Energi ASA	1,456	4,987
Vend Marketplaces ASA, Class A	131	5,171
		110,458
Peru — 0.0% ^
Credicorp Ltd.	28	6,636
Poland — 0.0% ^
Santander Bank Polska SA	16	2,333

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	3,724	3,058
NOS SGPS SA	934	3,850
		6,908
Singapore — 0.3%
CapitaLand Ascendas, REIT	3,200	6,851
DBS Group Holdings Ltd.	1,400	51,386
Singapore Telecommunications Ltd.	6,000	17,881
Venture Corp. Ltd.	400	3,968
		80,086
South Africa — 0.0% ^
Anglo American plc	295	8,301
South Korea — 0.1%
Cheil Worldwide, Inc.	63	900
Hana Financial Group, Inc.	72	4,402
Kia Corp.	63	4,610
KT&G Corp.	46	4,311
Woori Financial Group, Inc.	147	2,608
		16,831
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	78	5,383
Aena SME SA (b)	744	20,035
Banco Bilbao Vizcaya Argentaria SA	663	11,058
Banco de Sabadell SA	867	3,200
Banco Santander SA	1,545	13,273
Bankinter SA	155	2,213
CaixaBank SA	669	6,294
Enagas SA	72	1,078
Endesa SA	1,246	36,046
Iberdrola SA	2,398	42,148
Logista Integral SA	128	4,051
Mapfre SA	924	3,763
Naturgy Energy Group SA	500	15,680
Unicaja Banco SA (b)	934	2,454
		166,676
Sweden — 0.5%
Betsson AB, Class B	252	4,267
Loomis AB	102	4,033
NCC AB, Class B	211	3,995
SSAB AB, Class B	561	3,171
Svenska Handelsbanken AB, Class A	351	4,277
Swedbank AB, Class A	141	3,755
Tele2 AB, Class B	2,288	35,361
Telia Co. AB (c)	1,437	5,075
Volvo AB, Class B	2,980	85,585
		149,519

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — 0.1%
ABB Ltd. (Registered)	129	8,423
Adecco Group AG (Registered)	156	4,912
Cembra Money Bank AG	25	2,806
Cie Financiere Richemont SA (Registered)	60	9,797
Temenos AG (Registered)	62	5,546
Zurich Insurance Group AG	13	8,867
		40,351
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	115,498
United Kingdom — 1.4%
Admiral Group plc	94	4,237
AstraZeneca plc	323	47,123
Aviva plc	615	5,255
B&M European Value Retail SA	2,158	6,379
Balfour Beatty plc	816	5,832
Barclays plc	1,552	7,586
Barratt Redrow plc	3,217	15,842
Beazley plc	251	2,958
British American Tobacco plc	688	36,861
British Land Co. plc (The), REIT	1,195	5,492
BT Group plc	1,690	4,616
Centrica plc	2,810	6,108
Drax Group plc	584	5,454
Dunelm Group plc	252	4,042
Games Workshop Group plc	16	3,428
Hammerson plc, REIT	673	2,630
HSBC Holdings plc	1,506	18,348
IG Group Holdings plc	108	1,608
International Consolidated Airlines Group SA	798	3,987
Investec plc	431	3,196
ITV plc	3,698	4,011
J Sainsbury plc	1,475	5,898
JET2 plc	167	3,577
Johnson Matthey plc	219	5,103
Lancashire Holdings Ltd.	398	3,290
Land Securities Group plc, REIT	1,090	8,289
Legal & General Group plc	1,373	4,645
Lloyds Banking Group plc	7,732	7,929
M&G plc	2,008	6,911
Mitie Group plc	2,679	4,968
Morgan Sindall Group plc	71	4,308
National Grid plc	391	5,494
NatWest Group plc	852	5,914
Next plc	31	5,032
Pennon Group plc	761	5,028
Persimmon plc	436	6,574
Phoenix Group Holdings plc	1,070	9,357

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
RELX plc	846	43,959
Sage Group plc (The)	460	7,386
SSE plc	304	7,452
Taylor Wimpey plc	2,224	2,992
Telecom Plus plc	189	4,605
Tesco plc	4,611	25,907
TP ICAP Group plc	867	3,500
Unilever plc	68	3,945
Vodafone Group plc	29,046	31,492
WPP plc	1,094	5,923
		424,471
United States — 17.2%
3M Co.	200	29,844
Abbott Laboratories	311	39,245
AbbVie, Inc.	387	73,151
Alexandria Real Estate Equities, Inc., REIT	25	1,911
Alliant Energy Corp.	258	16,773
Altria Group, Inc.	539	33,386
Amcor plc	746	6,975
American Electric Power Co., Inc.	290	32,811
American Tower Corp., REIT	144	30,008
Amgen, Inc.	100	29,510
Analog Devices, Inc.	234	52,563
Annaly Capital Management, Inc., REIT	1,431	29,092
Apple, Inc.	389	80,745
Archer-Daniels-Midland Co.	558	30,232
AT&T, Inc.	2,645	72,499
Avery Dennison Corp.	150	25,165
Baker Hughes Co.	1,134	51,087
Bank of America Corp.	1,289	60,931
Best Buy Co., Inc.	517	33,636
Blackrock, Inc.	26	28,756
BP plc	5,434	29,128
Bristol-Myers Squibb Co.	1,115	48,291
Broadcom, Inc.	215	63,145
BXP, Inc., REIT	416	27,219
Cardinal Health, Inc.	147	22,817
CF Industries Holdings, Inc.	343	31,841
CH Robinson Worldwide, Inc.	186	21,450
Chevron Corp.	279	42,308
Cisco Systems, Inc.	471	32,066
Clorox Co. (The)	233	29,255
CME Group, Inc.	206	57,326
Coca-Cola Co. (The)	800	54,312
Comcast Corp., Class A	645	21,433
Conagra Brands, Inc.	1,368	24,980
ConocoPhillips	287	27,363

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Consolidated Edison, Inc.	280	28,980
Crown Castle, Inc., REIT	293	30,791
Cummins, Inc.	87	31,983
Darden Restaurants, Inc.	146	29,444
Devon Energy Corp.	741	24,616
Diamondback Energy, Inc.	168	24,975
Digital Realty Trust, Inc., REIT	140	24,702
Dominion Energy, Inc.	530	30,978
Dow, Inc.	1,025	23,872
DTE Energy Co.	211	29,204
Duke Energy Corp.	264	32,113
Eastman Chemical Co.	308	22,364
Eaton Corp. plc	143	55,015
Edison International	543	28,301
Emerson Electric Co.	527	76,684
Entergy Corp.	382	34,544
EOG Resources, Inc.	20	2,400
Evergy, Inc.	470	33,276
Eversource Energy	465	30,736
Exelon Corp.	706	31,728
Exxon Mobil Corp.	440	49,122
Fastenal Co.	778	35,889
Fidelity National Information Services, Inc.	1,084	86,080
Ford Motor Co.	2,768	30,642
Franklin Resources, Inc.	610	14,640
General Dynamics Corp.	22	6,855
General Mills, Inc.	540	26,449
Gilead Sciences, Inc.	279	31,329
GQG Partners, Inc., CHDI	1,013	1,323
GSK plc	1,825	33,569
Healthpeak Properties, Inc., REIT	1,465	24,817
Hershey Co. (The)	68	12,657
Hewlett Packard Enterprise Co.	1,420	29,380
Hormel Foods Corp.	763	21,433
Host Hotels & Resorts, Inc., REIT	686	10,784
HP, Inc.	968	24,006
International Business Machines Corp.	110	27,846
International Flavors & Fragrances, Inc.	346	24,576
International Paper Co.	575	26,875
Interpublic Group of Cos., Inc. (The)	987	24,280
Iron Mountain, Inc., REIT	281	27,358
J M Smucker Co. (The)	285	30,592
Johnson & Johnson	444	73,145
Kellanova	382	30,495
Kenvue, Inc.	1,338	28,687
Keurig Dr Pepper, Inc.	992	32,389
KeyCorp	1,803	32,310
Kimberly-Clark Corp.	218	27,167

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Kimco Realty Corp., REIT	1,331	28,257
Kinder Morgan, Inc.	1,129	31,680
Kraft Heinz Co. (The)	1,084	29,767
Lockheed Martin Corp.	55	23,154
Lowe's Cos., Inc.	204	45,608
LyondellBasell Industries NV, Class A	381	22,071
Marsh & McLennan Cos., Inc.	107	21,314
McDonald's Corp.	206	61,814
Merck & Co., Inc.	652	50,934
Meta Platforms, Inc., Class A	158	122,204
Microchip Technology, Inc.	72	4,866
Microsoft Corp.	457	243,809
Mid-America Apartment Communities, Inc., REIT	11	1,567
Molson Coors Beverage Co., Class B	551	26,845
Mondelez International, Inc., Class A	267	17,272
Morgan Stanley	288	41,028
Motorola Solutions, Inc.	64	28,095
Nestle SA (Registered)	116	10,136
NetApp, Inc.	235	24,471
NextEra Energy, Inc.	662	47,042
Novartis AG (Registered)	213	24,258
Omnicom Group, Inc.	637	45,896
ONEOK, Inc.	310	25,454
Otis Worldwide Corp.	268	22,965
PACCAR, Inc.	467	46,121
PepsiCo, Inc.	212	29,239
Pfizer, Inc.	1,155	26,900
Philip Morris International, Inc.	179	29,365
Phillips 66	193	23,851
PPL Corp.	238	8,494
Procter & Gamble Co. (The)	242	36,414
Prudential Financial, Inc.	258	26,724
Public Storage, REIT	82	22,299
Realty Income Corp., REIT	498	27,953
Regency Centers Corp., REIT	396	28,274
Roche Holding AG	69	21,533
RTX Corp.	223	35,138
Salesforce, Inc.	132	34,100
Sanofi SA	181	16,249
Seagate Technology Holdings plc	298	46,789
Sempra	370	30,222
Shell plc	558	20,051
Simon Property Group, Inc., REIT	182	29,810
Skyworks Solutions, Inc.	415	28,444
Southern Co. (The)	1,059	100,054
Stellantis NV	201	1,774
Swiss Re AG	35	6,265
T. Rowe Price Group, Inc.	229	23,232

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Target Corp.	257	25,828
The Campbell's Co.	914	29,175
T-Mobile US, Inc.	121	28,848
Trane Technologies plc	62	27,161
TransDigm Group, Inc.	8	12,868
Truist Financial Corp.	1,177	51,447
Tyson Foods, Inc., Class A	501	26,202
United Parcel Service, Inc., Class B	277	23,866
UnitedHealth Group, Inc.	66	16,471
US Bancorp	424	19,063
Valero Energy Corp.	182	24,990
Ventas, Inc., REIT	455	30,567
Verizon Communications, Inc.	694	29,675
Viatris, Inc.	2,758	24,105
VICI Properties, Inc., REIT	911	29,699
Walt Disney Co. (The)	721	85,878
Warner Music Group Corp., Class A	484	14,162
WEC Energy Group, Inc.	269	29,343
Wells Fargo & Co.	303	24,431
Westlake Corp.	176	13,957
Weyerhaeuser Co., REIT	826	20,691
Williams Cos., Inc. (The)	523	31,354
WP Carey, Inc., REIT	489	31,374
Xcel Energy, Inc.	411	30,184
		5,123,796
Total Common Stocks (Cost $8,433,627)		8,811,069
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 1.1%
United States — 1.1%
U.S. Treasury Notes, 4.25%, 1/31/2026 (d) (Cost $339,917)	340,000	339,795
	SHARES
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (e) (Cost $761,756)	761,628	761,704
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (e)(Cost $3,769)	3,769	3,769
Total Short-Term Investments (Cost $765,525)		765,473
Total Investments — 99.8% (Cost $29,722,151)		29,688,676
Other Assets in Excess of Liabilities — 0.2%		47,629
NET ASSETS — 100.0%		29,736,305

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange Traded Fund
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $3,549.
(d)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(e)	The rate shown is the current yield as of July 31, 2025.
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Fixed Income	38.2%
U.S. Equity	28.4
Oil, Gas & Consumable Fuels	2.5
Banks	2.2
Electric Utilities	2.0
Pharmaceuticals	1.4
Insurance	1.3
Semiconductors & Semiconductor Equipment	1.2
U.S. Treasury Notes	1.1
Software	1.1
Food Products	1.0
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	16.0
Short-Term Investments	2.6

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
NASDAQ 100 E-Mini Index	4	09/19/2025	USD	1,869,140	119,573
S&P 500 E-Mini Index	2	09/19/2025	USD	637,150	28,321
U.S. Treasury 10 Year Note	32	09/19/2025	USD	3,554,500	38,635
U.S. Treasury 5 Year Note	9	09/30/2025	USD	973,758	6,604
					193,133

Abbreviations
USD	United States Dollar

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$168,799	$—	$168,799
Austria	—	28,310	—	28,310
Belgium	—	22,105	—	22,105
Canada	508,126	—	—	508,126
China	—	10,183	—	10,183
Denmark	—	35,264	—	35,264

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Finland	$—	$132,878	$—	$132,878
France	—	349,125	—	349,125
Germany	—	353,630	—	353,630
Guatemala	4,417	—	—	4,417
Hong Kong	—	54,071	—	54,071
Ireland	34,567	7,765	—	42,332
Israel	—	6,902	—	6,902
Italy	—	211,336	—	211,336
Ivory Coast	—	5,187	—	5,187
Japan	—	464,011	—	464,011
Netherlands	13,254	145,032	—	158,286
New Zealand	4,243	—	—	4,243
Norway	3,575	106,883	—	110,458
Peru	6,636	—	—	6,636
Poland	—	2,333	—	2,333
Portugal	—	6,908	—	6,908
Singapore	—	80,086	—	80,086
South Africa	—	8,301	—	8,301
South Korea	—	16,831	—	16,831
Spain	51,726	114,950	—	166,676
Sweden	—	149,519	—	149,519
Switzerland	—	40,351	—	40,351
Taiwan	—	115,498	—	115,498
United Kingdom	6,486	417,985	—	424,471
United States	4,959,510	164,286	—	5,123,796
Total Common Stocks	5,592,540	3,218,529	—	8,811,069
Exchange-Traded Funds	19,772,339	—	—	19,772,339
U.S. Treasury Obligations	—	339,795	—	339,795
Short-Term Investments
Investment Companies	761,704	—	—	761,704
Investment of Cash Collateral from Securities Loaned	3,769	—	—	3,769
Total Short-Term Investments	765,473	—	—	765,473
Total Investments in Securities	$26,130,352	$3,558,324	$—	$29,688,676
Appreciation in Other Financial Instruments
Futures Contracts	$193,133	$—	$—	$193,133
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at February 12, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (b)	$—	$10,878,260	$130,763	$(8,471)	$11,824	$10,750,850	231,052	$343,555	$—
JPMorgan Equity Premium Income ETF (b)	—	1,471,590	—	—	(69,192)	1,402,398	24,830	53,709	—
JPMorgan Income ETF (b)	—	588,020	—	—	5,049	593,069	12,837	13,791	—
JPMorgan Nasdaq Equity Premium Income ETF (b)	—	7,384,446	—	—	(358,424)	7,026,022	127,514	348,857	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (b) (c)	—	2,511,483	1,749,741	14	(52)	761,704	761,628	7,731	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (b) (c)	—	15,087	11,318	—	—	3,769	3,769	16	—
Total	$—	$22,848,886	$1,891,822	$(8,457)	$(410,795)	$20,537,812		$767,659	$—

(a)	Commencement of operations was February 12, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.